Subsequent Events U.S. Initial Public Offering (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Date of U.S. Initial Public Offering	Feb. 11, 2013
Shares Sold in U.S. Initial Public Offering	4,125,000	4,125,000
Initial Public Offering, Price Per Share	$ 5.85	$ 5.85
Proceeds from Issuance Initial Public Offering	$ 10,300	$ 9,750
Additional Shares to be Purchased by Underwriters to Cover Overallotments	618,750
Shares Sold by Atlas [Domain]
Shares Sold in U.S. Initial Public Offering	1,500,000	1,500,000
Shares Sold by Kingsway [Domain]
Shares Sold in U.S. Initial Public Offering	2,625,000	2,625,000
Shares Issued To Underwriters To Cover Over-Allotments [Domain]
Shares Sold in U.S. Initial Public Offering	451,500